Supplementary Cash Flow Details (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Disclosure of Adjustments For and Changes In Non-Cash Working Capital
The details of the adjustments for non-cash items from continuing operations presented in operating activities of the cash flow statement are shown below:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Fair value gain on rental properties (Note 6)	$(990,575)	$(220,849)
Fair value gain on Canadian development properties (Note 9)	(10,098)	—
Fair value loss on derivative financial instruments and other liabilities (Note 21)	220,177	7,461
(Income) loss from investments in U.S. residential developments (Note 10)	(31,726)	61,776
Income from equity-accounted investments in multi-family rental properties (Note 7)	(75,333)	(746)
Income from equity-accounted investments in Canadian residential developments (Note 8)	(8,200)	(13,378)
Loss on debt extinguishment (Note 19)	3,497	—
Amortization and depreciation expense (Notes 24, 25)	12,129	10,826
Deferred income taxes (Note 14)	234,483	41,824
Net change in fair value of limited partners’ interests in single-family rental business (Note 26)	185,921	50,581
Amortization of debt discount and financing costs (Note 22)	15,603	10,594
Interest on lease obligation (Note 22)	968	328
Long-term incentive plan (Note 31)	14,093	(193)
Annual incentive plan (Note 31)	32,228	17,787
Performance fees expense (Note 32)	42,272	1,055
Unrealized foreign exchange gain	(4,850)	(6,946)
Adjustments for non-cash items from continuing operations	$(359,411)	$(39,880)

The following table presents the changes in non-cash working capital items from continuing operations for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Amounts receivable	$(15,989)	$(16,641)
Prepaid expenses and deposits	(19,287)	(12,863)
Resident security deposits	11,628	45,157
Amounts payable and accrued liabilities	4,664	72,100
Non-cash working capital items acquired on deemed acquisition (1)	—	(69,584)
Non-cash working capital items acquired with Canadian development properties	—	(4,878)
Deduct non-cash working capital items from discontinued operations	(29,890)	(16,612)
Changes in non-cash working capital items from continuing operations	$(48,874)	$(3,321)
(1) The comparative figure has been adjusted to conform with the current period presentation to exclude $18,634 of non-cash working capital items acquired on the deemed acquisition of the U.S. multi-family rental business on January 1, 2020, which is now presented as discontinued operations (Notes 2 and 5).